Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,150,490	$ 10,537,281	$ 9,307,212	$ 8,261,197
PEO Actually Paid Compensation Amount	9,298,232	18,179,329	4,152,980	22,288,540
Non-PEO NEO Average Total Compensation Amount	2,116,389	1,811,034	1,523,629	1,433,954
Non-PEO NEO Average Compensation Actually Paid Amount	1,664,356	2,678,398	1,061,924	2,290,770
Total Shareholder Return Amount	144.24	151.09	128.35	144.96
Peer Group Total Shareholder Return Amount	99.55	101.74	139.01	116.02
Net Income (Loss)	$ 505	$ 130	$ 50	$ (48)
Company Selected Measure Amount	434	348	228	192
PEO Name	Mr. Sachin S.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | ChangeInPensionValueAndNonQualifiedDeferredCompensationEarningsMember [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Deductions For Amounts Reported Under Stock Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,794,540)	(6,999,953)	(6,499,949)	(5,795,378)
PEO | Pension Adjustment Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Inclusion For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,942,282	14,642,001	1,345,717	19,822,721
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,127,683	9,013,070	4,994,925	15,113,871
PEO | Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,296,321)	6,754,492	(3,675,719)	5,814,504
PEO | Change in Fair Value (Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,110,920	(1,125,561)	26,511	(1,105,654)
PEO | Fair value at last day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | ChangeInPensionValueAndNonQualifiedDeferredCompensationEarningsMember [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(95,037)
Non-PEO NEO | Deductions For Amounts Reported Under Stock Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,118,302)	(801,739)	(695,033)	(501,984)
Non-PEO NEO | Pension Adjustment Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Inclusion For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,269	1,669,102	233,328	1,453,837
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	585,460	1,032,315	534,103	1,202,649
Non-PEO NEO | Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,677)	715,181	(345,800)	386,019
Non-PEO NEO | Change in Fair Value (Date) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,486	(78,394)	45,025	(80,444)
Non-PEO NEO | Fair value at last day [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (54,387)